Leases - Summary of Amounts Recognized in Consolidated Income Statement (Details) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation of ROU assets	₱ 4,393
Interest expense on lease liabilities (Notes 2 and 5)	1,061
Variable lease payments (included in general and administrative expenses)	708
Expenses relating to short-term leases (included in general and administrative expenses)	378
Expenses relating to leases of low-value assets (included in general and administrative expenses)	204
Total amount recognized in consolidated income statement	₱ 6,744